Initial Public Offering (Details Narrative) - $ / shares	1 Months Ended
	Jun. 22, 2018	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of units per share		$ 10.20
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	15,525,000
Sale of units per share	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	7,760,000
Warrants exercise price share	$ 11.50